Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Cash flows from operating activities
Net loss	$ (2,353,113)	$ (1,179,028)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	446,994	85,114
Lease amortization	487,082	236,109
Bad debt	7,500
Stock-based compensation	983,500
Gain on settlement	(20,450)
Changes in operating assets and liabilities
Accounts receivable	(66,667)	(15,000)
Inventories	71,244	(418,451)
Prepaid expenses and other current assets	(565,189)	(53,943)
Contract asset	(43,528)
Accounts payable	159,489	468,487
Accrued payroll liabilities	25,612	45,361
Right of use asset and lease liability, net	(448,366)	(163,161)
Other current liabilities	(14,000)	34,000
Contract liabilities	1,834,647	1,007,709
Net cash provided by operating activities	504,755	47,197
Cash flows from investing activities
Purchase of property and equipment	(816,745)	(1,950,679)
Net cash used in investing activities	(816,745)	(1,950,679)
Cash flows from financing activities
Proceeds from issuance of preferred stock	1,215,000	2,260,671
Net cash provided by financing activities	1,215,000	2,260,671
Net change in cash	903,010	357,189
Cash at beginning of year	357,189
Cash at end of year	1,260,199	357,189
Non-cash activities:
Right of use asset acquired in exchange for lease liability, net	1,633,349	3,359,674
Issuance of preferred stock for contributed assets		328,000
Issuance of common stock to founders		500
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes